Employee Benefits - Change In Benefit Obligations Change In Plan Assets Funded Status (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in Benefit Obligations
Actuarial loss, net	$ (1,900)	$ (900)	$ (2,500)
Pension
Change in Benefit Obligations
Beginning of year		21,112	22,016
Service cost		280	322	$ 374
Interest cost		683	677	969
Plan amendments		0	428
Actuarial loss, net		1,377	1,017
Benefits paid		(1,932)	(938)
Curtailment and termination benefits		11	4	0
Settlements paid		0	(1,270)
Divestiture (Note 2)		0	(1,144)
End of year	21,112	21,531	21,112	22,016
Change in Plan Assets
Beginning of year		14,663	16,124
Actual return on plan assets		2,342	882
Company contributions		4,141	837
Benefits paid		(1,932)	(938)
Settlements paid		0	(1,270)
Divestiture (Note 2)		(39)	(972)
End of year	14,663	19,175	14,663	16,124
Funded Status
End of year	(6,449)	(2,356)	(6,449)
Health Care and Life
Change in Benefit Obligations
Beginning of year		19,650	24,223
Service cost		149	193	324
Interest cost		659	746	1,117
Plan amendments		(545)	(5,142)
Actuarial loss, net		627	1,289
Benefits paid		(1,080)	(1,349)
Curtailment and termination benefits		0	0	0
Settlements paid		0	0
Divestiture (Note 2)		0	(310)
End of year	19,650	19,460	19,650	24,223
Change in Plan Assets
Beginning of year		1,363	1,760
Actual return on plan assets		134	35
Company contributions		702	917
Benefits paid		(1,080)	(1,349)
Settlements paid		0	0
Divestiture (Note 2)		0	0
End of year	1,363	1,119	1,363	$ 1,760
Funded Status
End of year	$ (18,287)	$ (18,341)	$ (18,287)